Property, plant, and equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, plant, and equipment
5. Property, plant, and equipment
The following table summarizes the components of our property, plant, and equipment, net as of March 31, 2022 and December 31, 2021:

(In thousands)	March 31, 2022	December 31, 2021
Machinery and equipment	$1,018,221	$760,829
Mining property and mine development	35,491	34,809
Office equipment, software and other	13,876	5,550
Buildings and leasehold improvements	16,091	15,947

Total	1,083,679	817,135
Less: accumulated depreciation and depletion	(506,831)	(464,178)
Construction in progress	42,923	10,730

Property, plant, and equipment, net	$619,771	$363,687
Depreciation expense for the three months ended March 31, 2022 and 2021, was $44.2 million and $35.5 million, respectively. Major classifications of property, plant, and equipment and their respective useful lives are as follows:

Machinery and equipment	2 years—10 years
Office equipment, software, and other	3 years—7 years
Buildings and leasehold improvements	2 years—40 years

4. Property, plant, and equipment
The following table summarizes the components of our property, plant, and equipment, net as of December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020
Machinery and equipment	$760,829	$738,312
Mining property and mine development	34,809	4,809
Office equipment, software and other	5,550	4,820
Buildings and leasehold improvements	15,947	16,695

Total	817,135	764,636
Less: accumulated depreciation and depletion	(464,178)	(352,565)
Construction in progress	10,730	17,613

Property, plant, and equipment, net	$363,687	$429,684
Depreciation expense for the years ended December 31, 2021 and 2020 was $140.7 million and $150.7 million, respectively.
Major classifications of property, plant, and equipment and their respective useful lives are as follows:

Machinery and equipment	2 years—10 years
Office equipment, software, and other	3 years—7 years
Buildings and leasehold improvements	2 years—40 years